Summary of Operating Earnings (Loss) to Loss Before Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Operating earnings (loss)	$ 94,577	$ (198,073)
Foreign exchange	(8,722)	4,017
Finance charges	118,453	127,178
Gain on redemption and repurchase of unsecured senior notes	(6,815)	(5,672)
Loss before income taxes	$ (8,339)	$ (323,596)